FORM 13F COVER PAGE

Report for the Calendar Quarter ended: December 31, 2012

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:             Wright Private Asset Management
Address:          440 Wheelers Farms Road
                  Milford,Connecticut 06461

13F File Number:  028-12018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, scheduled, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter M. Donovan
Title:    Authorized Representative
Phone:    203-783-4400
Signature, Place, and Date of Signing:


 /s/ Peter M.Donovan
 -------------------------
    Peter M. Donovan     Milford, Connecticut     January 31, 2013


Report Type (check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



                                                     Wright Private Asset Management
                                                               FORM 13F
                                                               31-Dec-12

                                                      Form 13F Information Table                          Voting Authority
                                  Title              ----------------------------                        ---------------------
                                   of                       Value     Shares/  Sh/ Put/ Invstmt  Other
Name Of Issuer                    Class      CUSIP          (x$1000)  Prn Amt  Prn Call Dscretn  Mgrs   Sole     Shared   None
-------------------------         -----     ---------      ---------  ------- ---- ---- -------  ----- ------    ------  ------


Common Stock
------------
AT&T Inc                           COM      00206r102        541      16,056   SH         SOLE          14,380     0       1,676
American Express Co.               COM      025816109        231       4,015   SH         SOLE           3,975     0          40
Apple Computer  Inc                COM      037833100        381         716   SH         SOLE             710     0           6
Caterpillar Inc                    COM      149123101        238       2,660   SH         SOLE           2,620     0          40
Chevron Corp                       COM      166764100        572       5,293   SH         SOLE           4,770     0         523
Emerson Electric Co.               COM      291011104        211       3,993   SH         SOLE           3,075     0         918
Exxon Mobil Corp                   COM      30231g102        240       2,769   SH         SOLE           2,769     0
General Electric Co.               COM      369604103        257      12,256   SH         SOLE          10,845     0       1,411
Honeywell Intl Inc                 COM      438516106        306       4,819   SH         SOLE           4,055     0         764
I B M                              COM      459200101        455       2,375   SH         SOLE           2,250     0         125
JP Morgan Chase & Co.              COM      46625h100        466      10,609   SH         SOLE           9,375     0       1,234
Mastercard Inc-Cl A                COM      57636Q104        251         510   SH         SOLE             505     0           5
McDonalds Corp                     COM      580135101        248       2,815   SH         SOLE           2,815     0
Microsoft Corp                     COM      594918104        245       9,160   SH         SOLE           9,070     0          90
Pfizer Inc                         COM      717081103        549      21,895   SH         SOLE          19,570     0       2,325
Philip Morris International        COM      718172109        245       2,932   SH         SOLE           2,545     0         387
US Bancorp                         COM      902973304        307       9,605   SH         SOLE           8,980     0         625
Verizon Communications             COM      92343v104        272       6,280   SH         SOLE           5,345     0         935
Wells Fargo Company                COM      949746101        243       7,121   SH         SOLE           7,051     0          70
                                                         ----------
                                                           6,259
                                                         ----------
GRAND TOTAL                                                6,259
                                                         ==========

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   19
Form 13F Information Table Value Total:              $ 6,259


List of Other Included Managers:            NONE